Fees and Expenses - Clockwise U.S. Core Equity ETF	Dec. 23, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Expenses Restated to Reflect Current [Text]	Other Expenses have been restated to reflect the exclusion of certain non-recurring expenses that occurred during the fiscal year ended August 31, 2025.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s Financial Highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0,00%
Acquired Fund Fees and Expenses(3)	0.07%
Total Annual Fund Operating Expenses	1.02%
Less: Fee Waiver(4)	-0.06%
Total Annual Fund Operating Expenses After Fee Waiver(4)	0.96%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses (the “Excluded Expenses”).
(2)	Other Expenses have been restated to reflect the exclusion of certain non-recurring expenses that occurred during the fiscal year ended August 31, 2025.
(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s Financial Highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(4)	The Adviser has agreed to reduce its unitary management fee to 0.89% of the Fund’s average daily net assets through at least December 29, 2026. This agreement may be terminated only by, or with the consent of, the Board of Trustees of Tidal Trust II, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.

Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through December 29, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$98	$319	$557	$1,242

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. For its most recent fiscal year ended August 31, 2025, the Fund’s portfolio turnover rate was 1,555% of the average value of its portfolio.

Portfolio Turnover, Rate	1555.00%